Restrictions on Cash and Cash Equivalents - Additional Informations (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Federal Reserve Bank Advances [Member]
Cash and Cash Equivalents [Line Items]
Federal reserve bank reserve balance	$ 6,478,000	$ 4,306,000